CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (147,686)	$ (107,436)	$ (148,964)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	0	1,436	0
Loss from discontinued operations	64,084
Changes in assets and liabilities:
Accounts receivable	(24)
Deposit	(13,750)	(2,494)	14,034
Prepayment	0	(26,649)	0
Inventory	(11,509)	0	0
Accounts payable	(1,184)	1,165	(2,525)
Accrued liabilities and other payables	(3,688)	13,834	71,774
NET CASH USED IN OPERATING ACTIVITIES	(113,757)	(120,144)	(65,681)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	0	(20,687)	0
NET CASH USED IN INVESTING ACTIVITIES	0	(20,687)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	0	248,800	144,361
Repayments to related parties	0	(128,166)	(78,992)
Advances from related parties	105,552	0	1,235
NET CASH PROVIDED BY FINANCING ACTIVITIES	105,552	120,634	66,604
Effect of exchange rate changes on cash and cash equivalents	2,828	11,127	15,422
NET (DECREASE) INCREASE IN CASH	(5,377)	(9,070)	16,345
Cash and cash equivalents at beginning of year	7,820	16,890	545
Cash and cash equivalents at end of year	2,443	7,820	16,890
SUPPLEMENTARY DISCLOSURE:
Income tax paid	0	0	0
Interest paid	$ 0	$ 0	$ 0